SCHEDULE OF OPERATING LEASE ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Amortization of right-of-use assets	$ 1,963,599	$ 1,942,046	$ 1,450,193
Interest of lease liabilities	464,286	230,629	182,305
Total operating lease expenses	$ 2,427,885	$ 2,172,675	$ 1,632,498